Goldman Sachs Commodity Strategy Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BCOM (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.63%	5.52%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.64%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.23%	11.23%	2.96%
Performance Inception Date	Apr. 17, 2018